Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 511,851	¥ 420,227
Fair value	483,051	402,823
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(28,800)	(17,404)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	511,851	420,227
Fair value	483,051	402,823
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (28,800)	¥ (17,404)